Investments in joint ventures and joint operations (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Held by the Group and included in the Statement of Financial Position measured under the equity method:

Name	Class of shares	Holding	Country of incorporation	Principal Activity	Registered address
RE Ventures I, LLC (US)	Ordinary	50%	US	The JV was established to develop novel compounds for rare diseases	251 Little Falls Drive, Wilmington, Delaware 1980
RE Ventures II, LLC (US)	Ordinary	50%	US	The JV was established to develop novel compounds for rare diseases	251 Little Falls Drive, Wilmington, Delaware 1980
Under the equity method the joint venture was recognised as follows:

	2021	2020
	£’000	£’000
As at January 1,	123	360
Additional equity	1,424	1,070
Foreign exchange differences	29	(96)
Share of the losses	(1,152)	(1,211)
As at December 31,	424	123

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table illustrates the summarised financial information of the joint venture entity, RE Ventures I, LLC. The Group acquired its interest in the joint venture entity at the point of incorporation and therefore, there were no financials prior to acquisition.

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Operating expenses	(2,304)	(2,422)	(180)
Loss for the period	(2,304)	(2,422)	(180)
Total comprehensive loss	(2,304)	(2,422)	(180)

	December 31,
	2021	2020	2019
	£	£’000	£’000
Cash and cash equivalents	1,178	215	—
Current assets	91	306	930
Current liabilities	(78)	(66)	(162)
Members' surplus	1,191	455	768